SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (10K) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of Estimates
Use of Estimates

The preparation of our consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  The significant areas requiring the use of management estimates are related to provisions for lower-of-cost or market inventory write-downs, accounts receivable allowances and provision for doubtful accounts and sales returns reserves, valuation of deferred taxes, valuation of warrants, goodwill impairments, and ultimate projected revenues of our film library, which impact amortization of investments in content and related impairment assessments.  Although these estimates are based on management’s knowledge of current events and actions management may undertake in the future, actual results may ultimately differ materially from those estimates.

Revenues and Receivables
Revenues and Receivables

Revenue Recognition

Revenue is recognized upon meeting the recognition requirements of the Financial Accounting Standards Board Accounting Standards Codification (or ASC) 926, Entertainment—Films (or ASC 926) and ASC 605, Revenue Recognition.  We generate our revenue primarily from the exploitation of acquired or produced content rights through various distribution channels.  The content is monetized in DVD format to wholesale, licensed to broadcasters including cable companies and digital platforms like Amazon and Netflix, and exploited through other windows including:  video-on-demand, direct-to-consumer, catalogs and subscription streaming channels.  Revenue is presented net of sales returns, rebates, unit price adjustments, sales return reserve, sales discounts and market development fund reserve.

Revenues from home video exploitation are recognized net of an allowance for estimated returns, as well as related costs, in the period in which the product is available for sale by our customers (at the point that title and risk of loss transfer to the customer, which is generally upon receipt by the customer and in the case of new releases, after “street date” restrictions lapse).  Rental revenues under revenue sharing arrangements are recognized when we are entitled to receipts and such receipts are determinable.  Revenues from domestic and international broadcast licensing and home video sublicensing, as well as associated costs, are recognized when the programming is available to the licensee and all other recognition requirements are met such as the broadcaster is free to air the programming.  Fees received in advance of availability, usually in the case of advances received from international home video sub-licensees and for broadcast programming, are deferred until earned and all revenue recognition requirements have been satisfied.  Provisions for sales returns and uncollectible accounts receivable are provided at the time of sale.

Revenues from our catalog sales are recognized net of an allowance for estimated returns once payment has been received from the customer and the item ordered has been shipped.  Revenues from our proprietary, subscription-based, streaming channels are recognized on a straight-line basis over the subscription period once the subscription has been activated.

Allowances for Sales Returns

For each reporting period, we evaluate product sales and accounts receivable to estimate their effect on revenues due to product returns, sales allowances and other credits given, and delinquent accounts.  Our estimates of product sales that will be returned and the amount of receivables that will ultimately be collected require the exercise of judgment and affect reported revenues and net earnings.  In determining the estimate of product sales that will be returned, we analyze historical returns (quantity of returns and time to receive returned product), historical pricing and other credit data, current economic trends, and changes in customer demand and acceptance of our products, including reorder activity.  Based on this information, we reserve a percentage of each dollar of product sales where the customer has the right to return such product and receive a credit.  Actual returns could differ from our estimates and current provisions for sales returns and allowances, resulting in future charges to earnings.  Estimates of future sales returns and other credits are subject to substantial uncertainty.  Factors that could negatively impact actual returns include retailer financial difficulties, the perception of comparatively poor retail performance in one or several retailer locations, limited retail shelf space at various times of the year, inadequate advertising or promotions, retail prices being too high for the perceived quality of the content or other comparable content, the near-term release of similar titles, and poor responses to package designs.  Underestimation of product sales returns and other credits would result in an overstatement of current revenues and lower revenues in future periods.  Conversely, overestimation of product sales returns would result in an understatement of current revenues and higher revenues in future periods.

Allowances Received From Vendors

In accordance with ASC 605-50, Revenue Recognition—Customer Payments and Incentives, we classify consideration received as a reduction in cost of sales in the accompanying statements of operations unless the consideration represents reimbursement of a specific, identifiable cost incurred by us in selling the vendor’s product.

Shipping Revenues and Expenses

In accordance with ASC 605-45, Revenue Recognition—Principal Agent Considerations, we classify amounts billed to customers for shipping fees as revenues, and classify costs related to shipping as cost of sales in the accompanying consolidated statements of operations.

Market Development Funds

In accordance with ASC 605-50, Revenue Recognition—Customer Payment and Incentives, market development funds, including funds for specific product positioning, taken as a deduction from payment for purchases by customers are classified as a reduction to revenues.

Investments in Content
Investments in Content

Investments in content include the unamortized costs of completed films and television programs that were acquired or produced.  Within the carrying balance of investments in content are development and production costs for films and television programs which are acquired or produced.

Acquired Distribution Rights and Produced Content

Royalty and Distribution Fee Advances – Royalty and distribution fee advances represent fixed minimum payments made to program suppliers for exclusive content distribution rights.  A program supplier’s share of exclusive program distribution revenues is retained by us until the share equals the advance(s) paid to the program supplier plus recoupable costs.  Thereafter, any excess is paid to the program supplier.  In the event of an excess, we also record, as cost of sales, an amount equal to the program supplier’s share of the net distribution revenues.

Original Production Costs – For films and television programs produced by RLJE, original production costs include all direct production and financing costs, as well as production overhead.

Unamortized content investments are charged to cost of sales as revenues are earned in the same ratio that current period revenue for a title or group of titles bears to the estimated remaining unrecognized ultimate revenue for that title.

Ultimate revenue includes estimates over a period not to exceed ten years following the date of initial release, or for episodic television series a period not to exceed 10 years from the date of delivery of the first episode or, if still in production, five years from the date of delivery of the most recent episode, if later.

Investments in content are stated at the lower of amortized cost or estimated fair value. The valuation of investments in content is reviewed on a title-by-title basis, when an event or change in circumstances indicates that the fair value of a film or television program is less than its unamortized cost. Additional amortization is recorded in the amount by which the unamortized costs exceed the estimated fair value of the film or television program.  Estimates of future revenue involve measurement uncertainty and it is therefore possible that reductions in the carrying value of investment in films and television programs may be required as a consequence of changes in management’s future revenue estimates.

Content programs in progress include the accumulated costs of productions, which have not yet been completed, and advances on content not yet received from program suppliers. We begin to amortize these investments once the content has been released.

Production Development Costs

The costs to produce licensed content for domestic and international exploitation include the cost of converting film prints or tapes into the optical disc format.  Depending on the platform for which the content is being exploited, costs may include menu design, authoring, compression, subtitling, closed captioning, service charges related to disc manufacturing, ancillary material production, product packaging design and related services.  These costs are capitalized as incurred. A percentage of the capitalized production costs are amortized to expense based upon:  (i) a projected revenue stream resulting from distribution of new and previously released content related to such production costs; and (ii) management’s estimate of the ultimate net realizable value of the production costs.  Estimates of future revenues are reviewed periodically and amortization of production costs is adjusted accordingly.  If estimated future revenues are not sufficient to recover the unamortized balance of production costs, such costs are reduced to their estimated fair value.

Inventories
Inventories

For each reporting period, we review the value of inventories on hand to estimate the recoverability through future sales.  Values in excess of anticipated future sales are recorded as obsolescence reserve.  Inventories consist primarily of packaged goods for sale, which are stated at the lower-of-average-cost or market, as well as componentry.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill

Goodwill represents the excess of acquisition costs over the tangible and identifiable intangible assets acquired and liabilities assumed in a business acquisition.  Goodwill is recorded at our reporting units, which are consolidated into our reporting segments.  Goodwill is not amortized but is reviewed for impairment annually on October 1st of each year or between the annual tests if an event occurs or circumstances change that indicates it is more-likely-than-not that the fair value of a reporting unit is less than its carrying value.  The impairment test follows a two-step approach.  The first step determines if the goodwill is potentially impaired, and the second step measures the amount of the impairment loss, if necessary.  Under the first step, goodwill is considered potentially impaired if there are subjective characteristics that suggest that goodwill is impaired or quantitatively when the fair value of the reporting unit is less than the reporting unit’s carry amount, including goodwill.  Under the second step, the impairment loss is then measured as the excess of recorded goodwill over the fair value of the goodwill, as calculated.  Determining the fair value requires various assumptions and estimates, which include consideration of the future, projected operating results and cash flows. Such projections could be different than actual results. Should actual results be significantly less than estimates, the value of our goodwill could be impaired in future periods.

Other Intangible Assets

Other intangible assets are reported at their estimated fair value when acquired less accumulated amortization.  The majority of our intangible assets were recognized as a result of the Business Combination.  As such, the fair values of our intangibles were recorded in 2012 when applying purchase accounting.  Additions since the 2012 Business Combination are limited to website expenditures. Similar to how we account for internal-use software development, costs that are incurred to develop and implement our websites are capitalized in accordance with ASC 350-50, Website Development Costs.  Website operating costs are expensed as incurred.  Costs incurred for upgrades and enhancements that provide additional functionality are capitalized.

Amortization expense on our other intangible assets is generally computed by applying the straight-line method, or based on estimated forecasted future revenues as stated below, over the estimated useful lives of trade names (15 years), website (3 years), supplier contracts (7 years), customer relationships (five years), options on future content (7 years) and leases (2 years).  The recorded value of our customer relationships is amortized on an accelerated basis over five years, with approximately 60% being amortized over the first two years (through 2014), 20% during the third year and the balance ratably over the remaining useful life.  The recorded value of our options on future content is amortized based on forecasted future revenues, whereby approximately 50% is being amortized over the first two years (through 2014), 25% during the third year and the balance in decreasing amounts over the remaining four years.

Additional amortization expense is provided on an accelerated basis when the useful life of an intangible asset is determined to be less than originally expected.  Other intangible assets are reviewed for impairment when an event or circumstance indicates the fair value is lower than the current carrying value.

For all periods presented, we did not recognize any impairment on our other intangible assets.

Warrant Liability
Warrant Liability

We have warrants outstanding to purchase 21,041,667 shares of our common stock, which are recorded at fair value on the consolidated balance sheets (see Note 11, Stock Warrants).  All of the warrants contain a provision whereby the exercise price will be reduced if RLJE reorganized as a private company.  Because of this provision, all warrants are accounted for as a derivative liability in accordance with ASC 815-40, Contracts in Entity’s Own Equity.  The changes in the fair value of the warrants are recorded as a component of other income (expense).

Income Taxes
Income Taxes

We account for income taxes pursuant to the provisions of ASC 740, Income Taxes (or ASC 740), whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and the future tax benefits derived from operating loss and tax credit carryforwards.  We provide a valuation allowance on our deferred tax assets when it is more likely than not that such deferred tax assets will not be realized. We have a valuation allowance against 99% and 100% of our net deferred tax assets at December 31, 2014 and 2013, respectively.

ASC 740 requires that we recognize in the consolidated financial statements the effect of a tax position that is more likely than not to be sustained upon examination based on the technical merits of the position.  The first step is to determine whether or not a tax benefit should be recognized.  A tax benefit will be recognized if the weight of available evidence indicates that the tax position is more likely than not to be sustained upon examination by the relevant tax authorities.  The recognition and measurement of benefits related to our tax positions requires significant judgment as uncertainties often exist with respect to new laws, new interpretations of existing laws, and rulings by taxing authorities.  Differences between actual results and our assumptions, or changes in our assumptions in future periods, are recorded in the period they become known.  For tax liabilities, we recognize accrued interest related to uncertain tax positions as a component of income tax expense, and penalties, if incurred, are recognized as a component of operating expense.

Our foreign subsidiaries are subject to income taxes in their respective countries, as well as U.S. Federal and state income taxes. The income tax payments they make outside the U.S. give rise to foreign tax credits that we may use to offset taxable income in the United States.

Foreign Currency Translation
Foreign Currency Translation

The consolidated financial statements are presented in our company’s functional and reporting currency, which is the U.S. dollar. For the foreign subsidiaries whose functional currency is other than the U.S. dollar (the British Pound Sterling or GBP for RLJE U.K. and RLJE Ltd.; and Australian dollar for RLJE Australia), balance sheet accounts, other than equity accounts, are translated into U.S. dollars at exchange rates in effect at the end of the period and income statement accounts are translated at average monthly exchange rates. Equity accounts are translated at historical rates. Translation gains and losses are included as a separate component of equity. Gains and losses from foreign currency denominated transactions are included in the statement of operations as a component of other income (expense).

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The carrying amount of our financial instruments, which principally include cash, trade receivables, accounts payable and accrued expenses, approximates fair value due to the relatively short maturity of such instruments. The carrying amount of our debt and notes payable approximates fair value as the debt bears market interest rates of interest.  Our estimate of fair value is based on the recent refinancing of our notes.  We consider this assessment of fair value to be a Level 3 assessment.

ASC 820, Fair Value Measurements and Disclosures (or ASC 820), defines fair value, establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair-value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Our recurring fair value measurements of financial assets and liabilities and our nonrecurring fair value measurements of assets and liabilities are disclosed in Note 14, Fair Value Measurements.

Concentration of Credit Risk
Concentrations of Credit Risk

Financial instruments which potentially subject RLJE to concentrations of credit risk consist primarily of deposit accounts and trade accounts receivable. RLJE maintains bank accounts at financial institutions, which at times may exceed amounts insured by the Federal Deposit Insurance Corporation (or FDIC) and Securities Investor Protection Corporation (or SIPC). We place our cash with several financial institutions which are reputable and therefore bear minimal credit risk. RLJE has never experienced any losses related to these balances.

With respect to trade receivables, we perform ongoing credit evaluations of our customers’ financial conditions and limit the amount of credit extended when deemed necessary but generally require no collateral.

Major Customers and Distribution Facilitators

We have a high concentration of net revenues from relatively few customers, the loss of which may adversely affect our liquidity, business, results of operations, and financial condition.  During 2014, our net revenues from Amazon accounted for 19.0% of our net revenues.  Our top five customers accounted for approximately 46.2% of our net revenues for the same period.  During 2013, Amazon and Entertainment One Films Canada accounted for approximately 13.6% and 10.3%, respectively, of our net revenues.  Our top five customers accounted for approximately 42.1% of our net revenues for 2013.

We may be unable to maintain favorable relationships with our retailers and distribution facilitators such as, Sony Pictures Home Entertainment (or SPHE) and Sony DADC UK Limited.  Further, our retailers and distribution facilitators may be adversely affected by economic conditions.  If we lose any of our top customers, or if any of these customers reduces or cancels a significant order, it could have a material adverse effect on our liquidity, business, results of operations, and financial condition.

Our high concentration of sales to relatively few customers (and use of a third-party to manage collection of substantially all packaged goods receivables) may result in significant uncollectible accounts receivable exposure, which may adversely affect our liquidity, business, results of operations, and financial condition.  As of December 31, 2014, SPHE and Netflix accounted for approximately 44.0% and 21.4%, respectively, of our gross accounts receivable.  At December 31, 2013, SPHE and Netflix accounted for approximately 43.8% and 17.3%, respectively, or our gross accounts receivable.

Property, Equipment and Improvements
Property, Equipment and Improvements

Property, equipment and improvements are stated at cost less accumulated depreciation and amortization.  Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are expensed as incurred.  Internal-use software development costs are capitalized if the costs were incurred while in the application development stage, or if the costs were for upgrades and enhancements that provide additional functionality.  Training and data-conversion costs are expensed as incurred.  We cease capitalizing software costs and start depreciating the software once the project is substantially complete and ready for its intended use.

Depreciation and amortization are computed by applying the straight-line method over the estimated useful lives of the furniture, fixtures and equipment (3-7 years), and software (3 years).  Leasehold improvements are amortized over the shorter of the useful life (10 years) of the improvement or the life of the related leases.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

We review long-lived and specific, definite-lived, identifiable intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.  An impairment loss of the excess of the carrying value over fair value would be recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount.  We have no intangible assets with indefinite useful lives.

Leases
Leases

We lease all of the office space utilized for our operations.  All of our leases are operating leases in nature.  A majority of our leases have fixed incremental increases over the lease terms, which are recognized on a straight-line basis over the term of the lease.

Equity Method Investments
Equity Method Investments

We use the equity method of accounting for investments in companies in which we do not have voting control but where we do have the ability to exert significant influence over operating decisions of the companies.  Our equity method investments are periodically reviewed to determine whether there has been a loss in value that is other than a temporary decline.

Debt Discounts
Debt Discounts

The difference between the principal amount of our debt and the amount recorded as the liability represents a debt discount. The carrying amount of the liability is accreted up to the principal amount through the amortization of the discount, using the effective interest method, to interest expense over the expected term of the debt.

Advertising Costs
Advertising Costs

Our advertising expense consists of expenditures related to advertising in trade and consumer publications, product brochures and catalogs, booklets for sales promotion, radio advertising and other promotional costs.  In accordance with ASC 720-35, Other Expenses—Advertising Costs, and ASC 340-20, Other Assets and Deferred Costs—Capitalized Advertising Costs, we expense advertising costs in the period in which the advertisement first takes place.  Product brochures and catalogs and various other promotional costs are capitalized and amortized over the expected period of future benefit, but generally not exceeding six months.  Advertising and promotion expense are included as a component of selling expenses.  For the years ended December 31, 2014 and 2013, advertising expense was $3.3 million and $3.4 million, respectively.

Stock Options and Restricted Stock Awards
Stock Options and Restricted Stock Awards

We expense our stock-based awards in accordance with ASC 718, Compensation—Stock Compensation (or ASC 718).  ASC 718 establishes standards with respect to the accounting for transactions in which an entity exchanges its equity instruments for goods or services, or incurs liabilities in exchange for goods or services, that are based on the fair value of the entity’s equity instruments, focusing primarily on accounting for transactions in which an entity obtains employee services in share-based payment transactions.  ASC 718 requires entities to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions) and recognize the cost over the period during which an employee is required to provide service in exchange for the award.  Expense recognized is reduced by estimated forfeitures.

Earnings/Loss per Share
Earnings/Loss per Share

Basic earnings/loss per share is computed using the weighted-average number of common shares outstanding during the period.  Diluted earnings per share are computed using the combination of dilutive common share equivalents and the weighted-average shares outstanding during the period.  For the periods reporting a net loss, diluted loss per share is equivalent to basic loss per share, as inclusion of common share equivalents would be anti-dilutive.

Recently Issued Accounting Standards
Accounting and Reporting Pronouncements Adopted

On April 7, 2015 the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-3, Interest – Imputation of Interest (the Update).  The Update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.  The amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  We will be adopting this Update beginning January 1, 2016 by applying the new guidance on a retroactive period basis.  As of March 31, 2015 and December 31, 2014, we have unamortized debt issuance costs of $1.1 million and $1.2 million, respectively, that is currently recorded within prepaid expenses and other assets.

Recently Issued Accounting Standards

On May 28, 2014, the Financial Accounting Standards Board issued accounting standard update (or ASU) No. 2014-09, Revenue from Contracts with Customers (or ASU 2014-09), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for RLJE on January 1, 2017. Early application is not permitted. The standard permits the use of one of three transition methods. We are evaluating the effect that ASU 2014-09 will have on our consolidated financial statements and related disclosures. We are also assessing the transition methods available to implement this new accounting standard.  This update could impact the timing and amounts of revenue recognized within our consolidated financial statements.

On August 27, 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements — Going Concern (or ASU 2014-09), which is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures.  This ASU provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes.  Under U.S. GAAP, financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances. The going concern basis of accounting is critical to financial reporting because it establishes the fundamental basis for measuring and classifying assets and liabilities. Currently, U.S. GAAP lacks guidance about management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern or to provide related footnote disclosures.  We will adopt this ASU beginning with annual period ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016.  Upon adoption, we will begin evaluating going concern under this guidance.